SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

RULE 24f-2 NOTICE

FOR

Consulting Group Capital Markets Funds
(Name of Registrant)

222 Delaware Avenue
Wilmington, Delaware 19801
(Address of Principal Executive Offices)

         Shares of Beneficial Interest $.001 par value
(Title of Securities with respect to which Notice is filed)

File No. 33-40823

The following information is required pursuant to Rule 24f-2(b) (1):

  (i). Period for which Notice is filed:

   September 1, 1994 through August 31, 1995

  (ii). Number or amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal period:

None

  (iii). Number or amount of securities, if any, registered during such fiscal period other than pursuant to Rule 24f-2:

None

  (iv). Number and amount of securities sold during such fiscal period*:

(1)  Government Money Investments    307,350,449 shares
  $307,350,449

(2)  Intermediate Fixed Income Investments   14,257,926 shares
  $112,872,502

(3)  Long-Term Bond Investments     11,749,472 shares
  $91,845,047

(4)  Municipal Bond Investments      1,867,148 shares
  $14,838,689

(5)  Mortgage Backed Investments      4,269,136 shares
  $32,672,111

(6)  Balanced Investments         3,206,487 shares
  $28,901,315

(7)  Large Capitalization Value Equity Investments      40,567,406
shares
  $380,422,455

(8)  Large Capitalization Growth Investments      34,793,582 shares
  $362,502,760

(9)  Small Capitalization Value Equity Investments      14,946,504
shares
  $132,442,395

(10)  Small Capitalization Growth Investments      11,435,282 shares
  $162,081,212

(11)  International Equity Investments      27,699,298 shares
  $280,767,233

(12)  International Fixed Income Investments     3,564,496 shares
  $30,711,397

(13)  Emerging Markets Equity Investments     6,214,297 shares
  $51,754,032

  (v). Number and amount of securities sold during such fiscal period in reliance upon registration pursuant to Rule 24f-2*:

(1)  Government Money Investments    307,350,449 shares
  $307,350,449

(2)  Intermediate Fixed Income Investments   14,257,926 shares
  $112,872,502

(3)  Long-Term Bond Investments     11,749,472 shares
  $91,845,047

(4)  Municipal Bond Investments      1,867,148 shares
  $14,838,689

(5)  Mortgage Backed Investments      4,269,136 shares
  $32,672,111

(6)  Balanced Investments         3,206,487 shares
  $28,901,315

(7)  Large Capitalization Value Equity Investments      40,567,406
shares
  $380,422,455

(8)  Large Capitalization Growth Investments      34,793,582 shares
  $362,502,760

(9)  Small Capitalization Value Equity Investments      14,946,504
shares
  $132,442,395

(10)  Small Capitalization Growth Investments      11,435,282 shares
  $162,081,212

(11)  International Equity Investments      27,699,298 shares
  $280,767,233

(12)  International Fixed Income Investments     3,564,496 shares
  $30,711,397

(13)  Emerging Markets Equity Investments     6,214,297 shares
  $51,754,032

An opinion of counsel with respect to the legality of the above shares accompanies this Notice.

DATED:  October 31, 1995


       CONSULTING GROUP CAPITAL MARKETS FUNDS


       By: \s\ Lee D. Augsburger
        Lee D. Augsburger
        Assistant Secretary



*Excludes shares issued upon reinvestment of dividends.



 (1) The actual aggregate sale price for which such securities were sold was $307,350,449. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $261,236,040. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $307,350,449 - $261,236,040 *
1/29 * 0.01 = $15,901.52

 (2) The actual aggregate sale price for which such securities were sold was $112,872,502. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $107,976,586. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $98,052,019 - $26,065,417 *
1/29 * 0.01 = $1,688.25.

 (3) The actual aggregate sale price for which such securities were sold was $91,845,047. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $62,959,427. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $91,845,047- $62,959,427 *
1/29 * 0.01 = $9,960.56.

 (4) The actual aggregate sale price for which such securities were sold was $14,838,689. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $28,954,538. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $14,838,689 - $14,838,689 *
1/29 * 0.01 = $ 0.

 (5) The actual aggregate sale price for which such securities were sold was $32,672,111. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $57,534,987. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $32,672,111 - $32,672,111 *
1/29 * 0.01 = $ 0.

 (6) The actual aggregate sale price for which such securities were sold was $28,901,315. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $16,010,557. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $28,901,315 - $16,010,557 *
1/29 * 0.01 = $4,445.09.

 (7) The actual aggregate sale price for which such securities were sold was $380,422,455. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $282,838,427. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $380,422,455 - $282,838,427 *
1/29 * 0.01 = $33,649.66.

 (8) The actual aggregate sale price for which such securities were sold was $362,502,760. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $174,537,827. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $362,502,760 - $174,537,827 *
1/29 * 0.01 = $64,815.49.

 (9) The actual aggregate sale price for which such securities were sold was $132,442,395. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $169,548,095. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $132,442,395 - $132,442,395 *
1/29 * 0.01 = $ 0.

 (10) The actual aggregate sale price for which such securities were sold was $162,081,212. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $107,067,464. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $162,081,212 - $107,067,464 *
1/29 * 0.01 = $18,970.26.

 (11) The actual aggregate sale price for which such securities were sold was $280,767,233. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $213,192,359. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $280,767,233 - $213,192,359 *
1/29 * 0.01 = $23,301.68.

 (12) The actual aggregate sale price for which such securities were sold was $30,711,397. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $58,608,069. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $30,711,397 - $30,711,397 *
1/29 * 0.01 = $ 0.

(13) The actual aggregate sale price for which such securities were sold was $51,754,032. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $21,112,073. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $51,754,032 - $21,112,073 *
1/29 * 0.01 = $ 10,566.19.







October 31, 1995


Consulting Group Capital Markets Funds
222 Delaware Avenue
Wilmington, DE 19801

 RE: Rule 24f-2 Notice

Dear Sir or Madam:

In connection with the filing by Consulting Group Capital Markets Funds (the "Trust") of a notice (the"Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), for the fiscal period ended August 31, 1995 of various portfolio series of the Trust (collectively, the "Portfolios"), you have requested that the undersigned provide the legal opinion required by that Rule.

In accordance with Rule 24f-2 (the "Rule"), the Trust has registered an indefinite number of shares of beneficial interest, $.001 par value per share, under the Securities Act of 1933, as amended. The following shares of the Portfolios (set forth below) of the Trust (collectively, the "Shares") were sold in reliance upon the Rule during the fiscal period ended August 31, 1995:

Government Money Investments    307,350,449 shares
Intermediate Fixed Income Investments   14,257,926 shares
Long-Term Bond Investments     11,749,472 shares
Municipal Bond Investments      1,867,148 shares
Mortgage Backed Investments      4,269,136 shares
Balanced Investments         3,206,487 shares
Large Capitalization Value Equity Investments      40,567,406 shares
Large Capitalization Growth Investments      34,793,582 shares
Small Capitalization Value Equity Investments      14,946,504 shares
Small Capitalization Growth Investments      11,435,282 shares
International Equity Investments      27,699,298 shares
International Fixed Income Investments     3,564,496 shares
Emerging Markets Equity Investments     6,214,297 shares

The undersigned is Deputy General Counsel of Smith Barney Mutual Funds Management Inc., investment manager and administrator to the Trust (as set forth above), and in such capacity, from time to time and for certain purposes, acts as counsel to the Trust. I have examined copies of the Trust's Master Trust Agreement, as amended, its by-laws, votes adopted by its Board of Trustees, and such other records and documents as I have deemed necessary for purposes of this opinion. Furthermore, I have examined a Certificate of the Treasurer of the Trust to the effect that each Portfolio received the cash consideration for each of the Shares in accordance with the aforementioned charter documents and votes.

On the basis of the foregoing, and assuming all of the Shares were sold in accordance with the terms of the Trust's prospectus in effect at the time of a sale, I am of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable. This opinion is for the limited purposes expressed above and should not be deemed to be an expression of opinion as to compliance with the Securities Act of 1933, as amended, the 1940 Act or applicable state "blue sky" or securities laws in connection with the sales of the Shares.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Master Trust Agreement provides that if a shareholder of any series of the Trust is charged or held personally liable solely by reason of being or having been a shareholder, the shareholder shall be entitled out of the assets of said series to be held harmless from and indemnified against all loss and expense arising from such liability. Thus, the risk of shareholder liability is limited to circumstances in which that series itself would be unable to meet its obligations.

Very truly yours,

\s\ Lee D. Augsburger
Lee D. Augsburger
Deputy General Counsel
Smith Barney Mutual Funds Management Inc.